Other financial Liabilities (Details) € in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Feb. 28, 2023 USD ($)	Feb. 28, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2016 USD ($) installment	Dec. 31, 2023 EUR (€)	Jan. 01, 2023	Dec. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 EUR (€)	Dec. 31, 2016 EUR (€) installment
Categories of financial liabilities [abstract]
Non-Current	$ 65,231				$ 65,231				$ 38,279
Current	16,052				16,052				60,382
Total	81,283				81,283				98,661
Non-current Reindus Loan	23,630				23,630
Current Reindus Loan	10,797				10,797				58,651
CurrentAndNonCurrentReindusLoan	34,427				34,427				58,651
Non-current SEPI Loan	36,147				36,147				33,657
Current SEPI Loan	1,899				1,899				1,018
Current and Non-current SEPI Loan	38,046				38,046				34,675
Miscellaneous Other Non-current Financial Liabilities	3,913				3,913				4,622
Miscellaneous Other current Financial Liabilities	1,056				1,056				713
Miscellaneous Other current and Non-current Financial Liabilities	4,969				4,969				5,335
Derivative financial instruments Non -current	1,541				1,541
Derivative financial instruments, current	2,300				2,300
Derivative financial instruments (Note 20)	3,841				3,841
Financial Loans With Governments Agencies [Abstract]
Government grant	$ 2,015				$ 2,015				$ 3,842
Sociedad Estatal de Participaciones Industriales loan
Financial Loans With Governments Agencies [Abstract]
Principal amount										$ 38,300	€ 34,500
Financial Loans With Governments Agencies
Financial Loans With Governments Agencies [Abstract]
Interest rate (as a percent)	3.75%				3.75%		3.75%
Ferroatlantica, S.A.U. | Financial Loans With Governments Agencies
Financial Loans With Governments Agencies [Abstract]
Loans received						$ 50,223						€ 44,999
Number of loan installments | installment						7						7
Borrowings term						10 years
Grace period at start of loan						3 years
Default interest rate (as a percent)								4.06%	3.55%
Grupo FerroAtlantica, S.A.U | Sociedad Estatal de Participaciones Industriales loan
Financial Loans With Governments Agencies [Abstract]
Principal amount										$ 38,300
Grupo Villar Mir SAU | Sociedad Estatal de Participaciones Industriales loan
Financial Loans With Governments Agencies [Abstract]
Percentage of ownership interest ceases to hold					35.00%
Grupo FerroAtlantica de Servicios, S.A.U | Sociedad Estatal de Participaciones Industriales loan
Financial Loans With Governments Agencies [Abstract]
Percentage of ownership interest ceases to hold					100.00%
Grupo Ferroatlntica, S.A.U. and Grupo Ferrotlantica de Servicios, S.L.U., | Sociedad Estatal de Participaciones Industriales loan
Financial Loans With Governments Agencies [Abstract]
Amortized cost	$ 38,046				$ 38,046
Principal amount | €											€ 34,500
Additional interest rate payable										1.00%	1.00%
Government grant										$ 4,236	€ 3,807
Intercompany net commercial balances	20,000				20,000
Debt instrument threshold amount of default on payment obligations	2,700				2,700		€ 2,500
Debt Instrument, Threshold Amount of Default on Payment Obligations on Commercial Non Financial Nature	2,700				2,700		2,500
Debt Instrument, Threshold Amount of Default on Payment Obligations with Creditors	5,500				5,500		€ 5,000
Grupo Ferroatlntica, S.A.U. and Grupo Ferrotlantica de Servicios, S.L.U., | Sociedad Estatal de Participaciones Industriales loan | Level 2 of fair value hierarchy | Discounted cash flow [member]
Financial Loans With Governments Agencies [Abstract]
Financial liabilities, at fair value										$ 34,149	€ 30,693
Grupo Ferroatlntica, S.A.U. and Grupo Ferrotlantica de Servicios, S.L.U., | Sociedad Estatal de Participaciones Industriales loan | Loan with fixed interest rate
Financial Loans With Governments Agencies [Abstract]
Interest rate (as a percent)										2.00%	2.00%
Principal amount										$ 18,800	€ 16,900
Grupo Ferroatlntica, S.A.U. and Grupo Ferrotlantica de Servicios, S.L.U., | Sociedad Estatal de Participaciones Industriales loan | Loan With Variable Interest Rate [Member]
Financial Loans With Governments Agencies [Abstract]
Principal amount										$ 19,500	€ 17,600
Grupo Ferroatlntica, S.A.U. and Grupo Ferrotlantica de Servicios, S.L.U., | Sociedad Estatal de Participaciones Industriales loan | LIBOR | Interest rate spread, first year
Financial Loans With Governments Agencies [Abstract]
Applicable margin (as a percent)										2.50%	2.50%
Grupo Ferroatlntica, S.A.U. and Grupo Ferrotlantica de Servicios, S.L.U., | Sociedad Estatal de Participaciones Industriales loan | LIBOR | Interest rate spread, second and third years
Financial Loans With Governments Agencies [Abstract]
Applicable margin (as a percent)										3.50%	3.50%
Grupo Ferroatlntica, S.A.U. and Grupo Ferrotlantica de Servicios, S.L.U., | Sociedad Estatal de Participaciones Industriales loan | LIBOR | Interest Rate Spread, Fourth Year [Member]
Financial Loans With Governments Agencies [Abstract]
Applicable margin (as a percent)										5.00%	5.00%
Grupo Ferroatlntica, S.A.U. and Grupo Ferrotlantica de Servicios, S.L.U., | Loan maturing in February 2025
Financial Loans With Governments Agencies [Abstract]
Principal amount										$ 19,150	€ 17,250
Grupo Ferroatlntica, S.A.U. and Grupo Ferrotlantica de Servicios, S.L.U., | Loan maturing in June 2025
Financial Loans With Governments Agencies [Abstract]
Principal amount										$ 19,150	€ 17,250
Grupo Ferroatlntica, S.A.U. and Grupo Ferrotlantica de Servicios, S.L.U., | REINDUS Loan
Financial Loans With Governments Agencies [Abstract]
Early repayment of debt	4,000	€ 3,600	$ 17,400	€ 16,300
Grupo Ferroatlntica, S.A.U. and Grupo Ferrotlantica de Servicios, S.L.U., | REINDUS Loan | Level 2 of fair value hierarchy
Financial Loans With Governments Agencies [Abstract]
Financial liabilities, at fair value	$ 25,490				$ 25,490				$ 48,066
Ferroglobe Plc interest in Groupo FerroAtlantica and Grupo FerroAtlantica de Servicios [member] | Sociedad Estatal de Participaciones Industriales loan
Financial Loans With Governments Agencies [Abstract]
Percentage of ownership interest ceases to hold					51.00%